SEGMENT REPORTING (Tables)	6 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF SUMMARY INFORMATION BY SEGMENT

The following tables present summary information by segment for the six months ended March 31, 2023 and 2022, respectively:

		For the Six Months Ended March 31, 2023 (Unaudited)
	Cash rebate services	Digital advertising services	Payment solution services	Software licensing	Total
Revenue	$10,621	$2,220,794	$4,303	$1,740,472	$3,976,190
Operating costs	518,932	874,384	107,662	495,914	1,996,892
Income (loss) from operations	(508,310)	1,346,409	(103,359)	1,244,558	1,979,298
Income tax expense	297,750	329,971	-	-	627,721
Net income (loss)	(804,850)	1,024,023	(103,349)	1,248,672	1,364,497
Capital expenditure	$11,598	$1,585	$-	$17,864,000	$17,877,183
Total assets	$4,667,996	$7,468,304	$41,875	$27,557,561	$39,735,736

		For the Six Months Ended March 31, 2022 (Unaudited)
	Cash rebate services	Digital advertising services	Payment solution services	Software licensing	Total
Revenue	$5,552	$2,911,482	$5,379	$-	$2,922,413
Operating costs	246,935	697,665	58,773	-	1,003,373
Income (loss) from operations	(241,383)	2,213,817	(53,394)	-	1,919,040
Income tax expense	-	663,224	-	-	663,224
Net income (loss)	(241,180)	1,550,593	(53,394)	-	1,256,019
Capital expenditure	$406,117	$224,578	$736	$-	$631,431
Total assets	$1,022,174	$5,244,880	$136,640	-	$6,403,694